                         MainStay Plus Variable Annuity
                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III

-------------------------------------------------------------------------------
          Supplement Dated May 1, 1999 to Prospectus Dated May 1, 1999

       This supplement describes an administrative change to the MainStay
Plus Variable Annuity policies that New York Life Insurance and Annuity Corporation ("NYLIAC") offers through banks, thrifts, and saving and loan associations. This supplement provides information that you should know before you invest in the policies. You should read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

       If you purchase your policy through a bank, thrift, or saving and loan association, the telephone number and/or address that appears in (i) the fifth paragraph on the cover page of the prospectus, (ii) the answer to Question 17 "How do I contact MainStay Annuities or NYLIAC?" on page 16 of the prospectus,
(iii) the second paragraph of the section entitled "Procedures for Telephone Transactions" on page 22 of the prospectus and (iv) the request for a Statement of Additional Information on page 40 of the prospectus, is considered deleted in its entirety and replaced with the following address and/or telephone number, as appropriate:

        Address:        For Delivery via Regular Mail:
                        MAINSTAY Annuities
                        P.O. Box 13886
                        Newark, New Jersey 07188-0886

                        For Delivery Via Overnight Courier:
                        MAINSTAY ANNUITIES (Box 13886)
                        300 Harmon Meadow Boulevard 3rd floor
                        Secaucus, New Jersey 07904

        Telephone Number: (800) 762-6212

       You should direct your inquiries and premium payments to the address and/or telephone number listed above, as appropriate.


                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                         MainStay Plus Variable Annuity
                                  Investing in
                 NYLIAC Variable Annuity Separate Account-III


-------------------------------------------------------------------------------
                        Supplement Dated May 1, 1999 to
             Statement of Additional Information Dated May 1, 1999

       This supplement describes an administrative change to the MainStay Plus Variable Annuity policies that New York Life Insurance and Annuity Corporation ("NYLIAC") offers through banks, thrifts, and saving and loan associations. This supplement provides information that you should know before you invest in the policies. You should read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current statement of additional information for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

       If you purchase your policy through a bank, thrift, or saving and loan association, the telephone number and/or address that appears in the first paragraph on the cover page of the statement of additional information is considered deleted in its entirety and replaced with the following address and/or telephone number:

        Address:        For Delivery via Regular Mail:
                        MAINSTAY Annuities
                        P.O. Box 13886
                        Newark, New Jersey 07188-0886

                        For Delivery Via Overnight Courier:
                        MAINSTAY ANNUITIES (Box 13886)
                        300 Harmon Meadow Boulevard 3rd floor
                        Secaucus, New Jersey 07904

        Telephone Number: (800) 762-6212

       You should direct your inquiries and premium payments to the address and/or telephone number listed above, as appropriate.



                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010